LONG-TERM DEBT AND NOTE PAYABLE - Schedule of Debt Instrument Redemption (Details) - Senior Notes	12 Months Ended
Oct. 29, 2017
Debt Instrument, Redemption [Line Items]
Redemption percentage of principal	108.25%
2018
Debt Instrument, Redemption [Line Items]
Redemption percentage of principal	106.188%
2019
Debt Instrument, Redemption [Line Items]
Redemption percentage of principal	104.125%
2020
Debt Instrument, Redemption [Line Items]
Redemption percentage of principal	102.063%
2021 and thereafter
Debt Instrument, Redemption [Line Items]
Redemption percentage of principal	100.00%